LOANS - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) loans	Dec. 31, 2019 USD ($) loans	Dec. 31, 2018 USD ($) loans	Dec. 31, 2017 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Restructured Loans | loans	155	157	196
Total restructured loans	$ 21,800	$ 30,000	$ 38,500
Restructured Loans, Accrual Status	7,100	11,400	16,100
Restructured Loans, Nonaccrual Status	14,700	18,500	22,400
Financing Receivable, Troubled Debt Restructuring, Commitment to Lend	300	2,500	0
Restructured Loans, Allowance for Loan and Lease Losses Included in Reserves	8,800	2,500	1,500
Restructured Loans, Portion Determined to be Uncollectible	1,700	2,600	900
Accruing TDRs performing in accordance with restructured terms for more than one year	5,000	4,700	7,900
Purchased impaired loans, carrying balance		68,664
Real Estate Acquired Through Foreclosure	1,287	2,033	$ 1,401	$ 2,781
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased impaired loans, carrying balance		$ 3,081
Paycheck Protection Program Amount of Funding	594,600
Unearned fees	$ 13,700